Segmented information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting information

Total Assets by Segment	December 31, 2024	December 31, 2023
Bermuda	5,438,279	5,181,431
Cayman	4,337,829	4,341,739
Channel Islands and the UK	4,526,623	4,204,561
Other	62,682	63,470
Total assets before inter-segment eliminations	14,365,413	13,791,201
Less: inter-segment eliminations	(134,017)	(417,181)
Total	14,231,396	13,374,020

2024	Bermuda	Cayman	Channel Islands and the UK	Other	Total before eliminations	Inter-segment eliminations	Total
Year ended December 31
Interest income
Interest income	222,674	159,109	203,696	238	585,717	—	585,717
Interest income - Inter-segment	7,140	5,275	1,048	—	13,463	(13,463)	—
Interest income Total	229,814	164,384	204,744	238	599,180	(13,463)	585,717

Interest expense
Interest expense	53,559	46,948	134,007	—	234,514	—	234,514
Interest expense - Inter-segment	6,290	29	7,144	—	13,463	(13,463)	—
Interest expense Total	59,849	46,977	141,151	—	247,977	(13,463)	234,514

Net interest income
Net interest income	169,115	112,161	69,689	238	351,203	—	351,203
Net interest income - Inter-segment	850	5,246	(6,096)	—	—	—	—
Net interest income Total	169,965	117,407	63,593	238	351,203	—	351,203

Non-interest income	93,733	71,949	44,366	42,361	252,409	(22,394)	230,015

Allowance for credit losses	(1,834)	135	37	—	(1,662)	—	(1,662)

Net revenue before gains and losses	261,864	189,491	107,996	42,599	601,950	(22,394)	579,556

Gains and losses	88	—	289	—	377	—	377

Total net revenue	261,952	189,491	108,285	42,599	602,327	(22,394)	579,933

Expenses
Salaries and other employee benefits	74,985	27,207	45,617	26,215	174,024	—	174,024
Technology and communications	30,866	14,196	9,823	1,404	56,289	—	56,289
Non-income taxes	17,231	1,965	2,225	1,251	22,672	—	22,672
Professional and outside services	14,033	2,135	5,581	945	22,694	—	22,694
Property	9,015	2,925	8,085	2,469	22,494	—	22,494
Amortisation of intangible assets	1,429	1,101	3,456	2,020	8,006	—	8,006
Depreciation	13,174	4,517	3,078	585	21,354	—	21,354
Income tax benefit (expense)	—	—	3,337	1,194	4,531	—	4,531
Other expenses	37,885	13,002	(54)	3,114	53,947	(22,394)	31,553
Expenses Total	198,618	67,048	81,148	39,197	386,011	(22,394)	363,617

Net income	63,334	122,443	27,137	3,402	216,316	—	216,316

2023	Bermuda	Cayman	Channel Islands and the UK	Other	Total before eliminations	Inter-segment eliminations	Total
Year ended December 31
Interest income
Interest income	220,946	159,043	165,558	83	545,630	—	545,630
Interest income - Inter-segment	1,925	6,908	1,358	—	10,191	(10,191)	—
Interest income Total	222,871	165,951	166,916	83	555,821	(10,191)	545,630

Interest expense
Interest expense	36,511	31,214	110,945	—	178,670	—	178,670
Interest expense - Inter-segment	5,699	1,050	3,442	—	10,191	(10,191)	—
Interest expense Total	42,210	32,264	114,387	—	188,861	(10,191)	178,670

Net interest income
Net interest income	184,435	127,829	54,613	83	366,960	—	366,960
Net interest income - Inter-segment	(3,774)	5,858	(2,084)	—	—	—	—
Net interest income Total	180,661	133,687	52,529	83	366,960	—	366,960

Non-interest income	89,948	66,891	39,074	35,801	231,714	(19,378)	212,336

Allowance for credit losses	(4,755)	61	242	—	(4,452)	—	(4,452)

Net revenue before gains and losses	265,854	200,639	91,845	35,884	594,222	(19,378)	574,844

Gains and losses	4,011	(4)	(253)	(1)	3,753	—	3,753

Total net revenue	269,865	200,635	91,592	35,883	597,975	(19,378)	578,597

Expenses
Salaries and other employee benefits	78,573	30,067	46,272	23,027	177,939	—	177,939
Technology and communications	29,232	12,556	8,670	1,476	51,934	—	51,934
Non-income taxes	16,769	1,817	1,821	1,050	21,457	—	21,457
Professional and outside services	14,006	1,815	4,301	934	21,056	—	21,056
Property	9,116	2,882	7,239	2,414	21,651	—	21,651
Amortisation of intangible assets	1,430	1,101	2,821	376	5,728	—	5,728
Depreciation	11,390	3,677	4,018	682	19,767	—	19,767
Income tax benefit (expense)	—	—	1,278	(511)	767	—	767
Other expenses	38,343	10,596	1,511	1,734	52,184	(19,378)	32,806
Expenses Total	198,859	64,511	77,931	31,182	372,483	(19,378)	353,105

Net income	71,006	136,124	13,661	4,701	225,492	—	225,492

2022	Bermuda	Cayman	Channel Islands and the UK	Other	Total before eliminations	Inter-segment eliminations	Total
Year ended December 31
Interest income
Interest income	180,663	118,898	98,797	25	398,383	—	398,383
Interest income - Inter-segment	1,734	2,641	3,630	—	8,005	(8,005)	—
Interest income Total	182,397	121,539	102,427	25	406,388	(8,005)	398,383

Interest expense
Interest expense	15,333	5,597	33,869	—	54,799	—	54,799
Interest expense - Inter-segment	5,122	48	2,835	—	8,005	(8,005)	—
Interest expense Total	20,455	5,645	36,704	—	62,804	(8,005)	54,799

Net interest income
Net interest income	165,330	113,301	64,928	25	343,584	—	343,584
Net interest income - Inter-segment	(3,388)	2,593	795	—	—	—	—
Net interest income Total	161,942	115,894	65,723	25	343,584	—	343,584

Non-interest income	87,855	66,696	40,485	29,425	224,461	(17,874)	206,587

Allowance for credit losses	(1,226)	(573)	(597)	—	(2,396)	—	(2,396)

Net revenue before gains and losses	248,571	182,017	105,611	29,450	565,649	(17,874)	547,775

Gains and losses	23	(19)	1,503	15	1,522	—	1,522

Total net revenue	248,593	181,998	107,114	29,466	567,171	(17,874)	549,297

Expenses
Salaries and other employee benefits	75,216	28,600	42,769	19,604	166,189	—	166,189
Technology and communications	26,145	10,680	8,932	859	46,616	—	46,616
Non-income taxes	17,195	2,080	1,780	927	21,982	—	21,982
Professional and outside services	12,222	1,709	4,455	1,254	19,640	—	19,640
Property	9,544	4,458	6,945	2,141	23,088	—	23,088
Amortisation of intangible assets	1,430	1,101	2,790	359	5,680	—	5,680
Depreciation	10,339	3,469	4,033	636	18,477	—	18,477
Income tax benefit (expense)	—	—	3,213	469	3,682	—	3,682
Other expenses	36,585	10,023	(962)	2,151	47,797	(17,874)	29,923
Expenses Total	188,676	62,120	73,955	28,400	353,151	(17,874)	335,277

Net income	59,917	119,878	33,159	1,066	214,020	—	214,020